PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 13.3%
336,910  Vanguard Long-Term
Treasury ETF
$ 20,733,442
1.9
1,964,522
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
98,386,405
9.4
566,122  Xtrackers USD High
Yield Corporate Bond
ETF
20,901,224
2.0
Total Exchange-Traded
Funds
(Cost $135,434,846)
140,021,071
13.3
MUTUAL FUNDS : 86.6%
Affiliated Investment Companies : 86.6%
3,932,277  Voya U.S. Bond Index
Portfolio - Class I
36,688,149
3.5
3,452,737  Voya VACS Index
Series EM Portfolio
42,365,078
4.0
18,824,924  Voya VACS Index
Series I Portfolio
226,087,338
21.6
5,108,092  Voya VACS Index
Series MC Portfolio
62,880,608
6.0
34,985,969  Voya VACS Index
Series S Portfolio
498,550,056
47.5
3,536,262  Voya VACS Index
Series SC Portfolio
41,869,340
4.0
Total Mutual Funds
(Cost $720,807,128)
908,440,569
86.6
Total Long-Term
Investments
(Cost $856,241,974)
1,048,461,640
99.9
Total Investments in
Securities
(Cost $856,241,974) $ 1,048,461,640 99.9
Assets in Excess of
Other Liabilities 890,869 0.1
Net Assets $ 1,049,352,509 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 140,021,071 $ — $ — $ 140,021,071
Mutual Funds 908,440,569 — — 908,440,569
Total Investments, at fair value $ 1,048,461,640 $ — $ — $ 1,048,461,640
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 31,987,480 $ 15,905,333 $ (12,035,052) $ 830,388 $ 36,688,149 $ 990,595 $ (408,369) $ —
Voya VACS Index Series EM
Portfolio
45,365,230 4,415,735 (10,927,130) 3,511,243 42,365,078 1,431,550 479,822 —
Voya VACS Index Series I Portfolio
198,333,659 21,598,818 (12,808,807) 18,963,668 226,087,338 5,111,525 1,600,535 —
Voya VACS Index Series MC
Portfolio
46,578,635 24,603,882 (12,984,128) 4,682,219 62,880,608 562,494 1,701,720 196,815
Voya VACS Index Series S
Portfolio
420,784,014 68,163,157 (56,764,075) 66,366,960 498,550,056 5,883,616 17,102,965 2,262,929
Voya VACS Index Series SC
Portfolio
57,257,645 6,420,075 (22,390,938) 582,558 41,869,340 758,299 1,633,962 390,301
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
85,085,988 11,948,723 — 1,351,694 98,386,405 3,120,081 — —
$ 885,392,651 $ 153,055,723 $ (127,910,130) $ 96,288,730 $ 1,006,826,974 $ 17,858,160 $ 22,110,635 $ 2,850,045
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 192,219,665
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 192,219,665